Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,868,533	$ 1,818,725
Less: accumulated depreciation	(685,841)	(622,326)
Property and equipment, net	1,182,692	1,196,399
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,727,679	1,681,224
Motor vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	84,465	82,454
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 56,389	$ 55,047